Other Current Assets and Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Current Assets	Other current assets

	December 31, 2017		December 31, 2016
Prepaid expenses	Ps.	2,425	Ps.	3,784
Agreements with customers		192		179
Short-term licenses		224		112
Other		47		34

	Ps.	2,888	Ps.	4,109

Summary of Prepaid Expenses

Prepaid expenses as of December 31, 2017 and 2016 are as follows:

	December 31, 2017		December 31, 2016
Advances for inventories	Ps.	1,260	Ps.	2,734
Advertising and promotional expenses paid in advance		370		171
Advances to service suppliers		268		466
Prepaid leases		218		164
Prepaid insurance		103		104
Others		206		145

	Ps.	2,425	Ps.	3,784

Summary of Other Current Financial Assets

Other current financial assets

	December 31, 2017		December 31, 2016
Restricted cash	Ps.	504	Ps.	774
Derivative financial instruments (see Note 20)		233		1,917
Short term note receivable (1)		19		14

	Ps.	756	Ps.	2,705

(1)	The carrying value approximates its fair value as of December 31, 2017 and 2016.

Summary of Carrying of Restricted Cash Pledged

As of December 31, 2017 and 2016, the carrying of restricted cash pledged were:

	December 31, 2017		December 31, 2016
Venezuelan bolivars	Ps.	—	Ps.	183
Brazilian reais		65		73
Colombian pesos		439		518

	Ps.	504	Ps.	774